SCHEDULE OF INTANGIBLE ASSET AMORTIZATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense, presented in SG&A	$ 25,000	$ 16,667